Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019

Current	$—	$88,179	$316,944
Deferred	124,058	197,892	356,090
Provision for income taxes	$124,058	$286,071	$673,034

Schedule of statutory tax rates

	For the year ended	For the year ended	For the year ended
	December 31, 2021	December 31, 2020	December 31, 2019

China statutory income tax rate	25%	25%	25%
Preferential tax rate reduction	(9.7)%	(9.7)%	(6.9)%
75% of research and development expenses deduction	0.1%	(9.3)%	(7.2)%
Tax rate difference outside of PRC	(1.3)%	—	—
Change in valuation allowance	(16.5)%	—	—
Permanent difference	1.5%	0.6%	0.8%
Effective tax rate	(0.9)%	6.6%	11.7%

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
Deferred tax assets:	2021	2020

Allowance for doubtful account	$379,566	$34,003
Net operating loss carryforward	2,258,401	579,108
Long-lived assets impairment	560,604	—
Deferred tax assets	3,198,571	613,111
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	(22,917)	—
Capitalized development costs	(724,353)	(545,253)
Change in valuation allowance	(2,533,293)	—
Deferred tax assets (liabilities), net	$(81,992)	$67,938

Noncurrent deferred tax assets	$—	$389,893
Noncurrent deferred tax liabilities	(81,992)	(322,035)
Deferred tax (liabilities) assets, net	$(81,992)	$67,858

Schedule of Taxes payable

	December 31, 2021	December 31, 2020

VAT taxes payable	$485,016	$530,269
Income taxes payable	205,477	324,048
Other taxes payable	11,380	11,478
Total	$701,873	$865,795